SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2021			2020
		Weighted
		average			Weighted
	Options	exercise		Options	average
	(000’s)		price	(000’s)	exercise price
Outstanding, January 1	9,709	C$	1.00	8,316	C$	1.20
Granted	2,341		1.04	6,255		0.56
Forfeited/Expired	(4,421)		1.28	(3,582)		0.78
Exercised	(775)		0.60	(1,280)		0.74
Outstanding, December 31	6,854	C$	0.87	9,709	C$	1.00
Exercisable, December 31	2,833	C$	0.98	3,355	C$	1.65

Disclosure of range of exercise prices of outstanding share options

		Weighted
		average
	Options	remaining	Options		Weighted
	outstanding	contractual life	exercisable		average
Range of exercise prices	(000’s)	(years)	(000’s)		exercise price
C$0.54 to $0.62	2,634	3.32	1,033	C$	0.54
C$0.63 to $1.10	3,281	3.57	861		0.91
C$1.11 to $1.62	939	1.24	939		1.53
	6,854	3.15	2,833	C$	0.98

Disclosure of detailed information about options, valuation assumptions

	2021	2020
Risk-free interest rate	0.54%	0.45%
Expected life (years)	3.14	3.11
Annualized volatility	71%	62%
Forfeiture rate	20%	17%

Earnings per share

	2021	2020
Income (loss) attributable to equity owners	$(42,241)	$334
Weighted average number of shares (000’s)	355,827	337,834
Earnings (loss) per share ‒ basic	$(0.12)	$0.00

	2021	2020
Income (loss) attributable to equity owners	$(42,241)	$334

Weighted average number of shares (000’s)	355,827	337,834
Incremental shares from RSUs, PSUs and DSUs	—	6,362
Weighted average diluted number of shares (000’s)	355,827	344,196

Earnings (loss) per share ‒ diluted	$(0.12)	$0.00

Deferred share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2021			2020
			Weighted			Weighted
			average grant			average grant
	Number of		date fair value	Number of		date fair value
	units		($/unit)	units		($/unit)
Balance at January 1	2,420,189	C$	0.78	946,150	C$	1.19
Granted	781,354		0.91	2,167,939		0.57
Settled	(424,300)		1.15	(693,900)		0.69
Outstanding at December 31	2,777,243	C$	0.76	2,420,189	C$	0.78

Restricted share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2021			2020
		Weighted			Weighted
		average grant			average grant
	Number of	date fair value		Number of	date fair value
	units	($/unit)		units	($/unit)
Balance at January 1	1,911,434	C$	0.70	1,243,530	C$	1.19
Granted	822,144		1.01	1,636,000		0.56
Settled	(580,045)		0.77	(779,596)		1.10
Cancelled	(676,058)		0.75	(188,500)		1.02
Outstanding at December 31	1,477,475	C$	0.82	1,911,434	C$	0.70

Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Disclosure of number and weighted average exercise prices of share options

	2021			2020

		Weighted			Weighted
		average grant			average grant
	Number of	date fair value		Number of	date fair value
	units	($/unit)		units	($/unit)
Balance at January 1	1,904,500	C$	0.70	531,000	C$	1.14
Granted	780,968		1.04	1,510,700		0.56
Cancelled	(858,414)		0.75	(137,200)		0.89
Outstanding at December 31	1,827,054	C$	0.82	1,904,500	C$	0.70